Stockholder's Equity	4 Months Ended	5 Months Ended
	May 04, 2021	Sep. 30, 2021
Stockholder's Equity
Note 3: Stockholder’s Equity
The Company’s

authorized

capital stock consists of
100
shares of common stock,
 with a
par value
 of
 $
0.000001
per
 share.
On May
4
,
2021
, the Company issued
100
shares of common stock to Bird Rides for aggregate consideration
o
f $
0.0001
.

Note 3: Stockholder’s Equity
The Company’s

authorized capital stock consists
 of
100
shares of common stock, par value

$
0.000001
per share

(“Common Stock”).
On May 4, 2021, the Company issued
100
shares of Common Stock to Bird for aggregate consideration
 of $
0.0001
.